Concentrations - Schedule of Revenue from Each Geographic Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 5,689,796	$ 5,869,558
Europe [Member]
Revenue	$ 3,658,612	$ 4,152,218
Concentration risk percentage	64.30%	70.70%
North America [Member]
Revenue	$ 1,532,273	$ 1,162,869
Concentration risk percentage	26.90%	19.80%
South America [Member]
Revenue	$ 34,915	$ 42,212
Concentration risk percentage	0.60%	0.70%
Asia & Pacific [Member]
Revenue	$ 363,838	$ 414,725
Concentration risk percentage	6.40%	7.10%
Africa [Member]
Revenue	$ 43,948	$ 46,783
Concentration risk percentage	0.80%	0.80%
Australia & Oceania [Member]
Revenue	$ 56,210	$ 50,751
Concentration risk percentage	1.00%	0.90%